UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09081

Morgan Stanley International Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		201-830-8802

Date of fiscal year end:	October 31, 2012

Date of reporting period:	April 30, 2012

Item 1 - Report to Shareholders

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Arthur Lev
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219886
Kansas City, Missouri 64121

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Adviser

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2012 Morgan Stanley

INLSAN
IU12-01272P-Y04/12

INVESTMENT MANAGEMENT

Morgan Stanley
International Fund

Semiannual Report

April 30, 2012

Morgan Stanley International Fund

Table of Contents

Welcome Shareholder	3

Fund Report	4

Performance Summary	9

Expense Example	10

Portfolio of Investments	12

Statement of Assets and Liabilities	36

Statement of Operations	37

Statements of Changes in Net Assets	38

Notes to Financial Statements	39

Financial Highlights	55

U.S. Privacy Policy	61

Welcome Shareholder,

We are pleased to provide this semiannual report, in which you will learn how your investment in Morgan Stanley International Fund performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended April 30, 2012

Total Return for the 6 Months Ended April 30, 2012
Class A	Class B	Class C	Class I	Class R	Class W	MSCI EAFE Index[1]	Lipper International Large- Cap Core Funds Index[2]
2.61%	2.27%	2.19%	2.75%	2.53%	2.54%	2.44%	3.77%

The performance of the Fund's six share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

For the six-month period ended April 30, 2012 the MSCI EAFE Index (the "Index") returned 2.44 percent. On a regional basis, the U.K. was up 6 percent, Japan and Asia ex-Japan were each up 4 percent, and Europe ex-U.K. was down 1 percent (based on MSCI regional indices). Sector performance within the Index was led by consumer discretionary (up 8 percent), consumer staples and health care (each up 7 percent), while telecommunications (down 8 percent), utilities (down 5 percent) and technology (down 1 percent) were the weakest performers.

Equity markets were volatile but moved higher for this six-month period and stocks entered April near their highs for this period. Mixed global economic data and political uncertainty in Europe were the main drivers of equity market performance. In Europe, the European Central Bank's long-term refinancing operations (LTRO) and decent January and February economic data had provided some respite from last year's panic, but weaker April data has renewed investor concerns. The composite eurozone purchasing managers index (PMI) is now at 46.7, as of April 2012, the lowest level since last October. Admittedly, the aggregate picture masks big divergences between the "core" and the "periphery" countries, but even the German economy shed more jobs in April than in any other month since 2009. In Spain, the surprise bailout of the country's third largest bank by assets, Bankia, put a dent in confidence in the announcements of the Spanish authorities. Just last summer regulators allowed Bankia to list as a public company for the first time — and this time last month, all were denying the need for additional state funding for Spanish banks.

European politics are heating up again. In Greece, the radical anti-austerity party came in second in the May elections — and it is unclear if a government can form without calling new elections in June/July. Even if one dismisses Greece as too small to make an impact, this would increase the odds that Greece will have to leave the eurozone — and no one knows if extraction from the eurozone can be orderly. In France, recently elected socialist President Hollande will need to meet fiscal targets, agree with Germany on key features of the European Monetary Union structure, and secure a viable long-term growth model for France. Time is running out — as may patience in Germany.

Spanish, Italian, and French growth continued to struggle under fiscal austerity. We expect Spain, in particular, to weaken throughout 2012. Spanish construction activity would need to see further declines in order to unwind the country's housing bubble, and Spain still has a large fiscal deficit to close (8.5 percent of Gross Domestic Product (GDP)). While the French deficit is not as daunting (5.1 percent of GDP in 2011), French labor competitiveness needs to improve. Thus, we believe income growth is likely to lag productivity growth in the medium term, although a high French household savings rate (13.5 percent) can help cushion the adjustment.

Although the U.S. manufacturing PMI survey continued to trend higher, most other U.S. data disappointed in April and the first quarter 2012 GDP number came in at only 1.5 percent. Total non-farm income (jobs, earnings, and hours) has now been roughly flat for two months in a row, indicating little nominal growth in consumer spending power, and March durable goods orders unexpectedly declined month over month. New residential construction fell for the second month in a row in March, dampening hopes that U.S. residential construction will pick up in response to an improving household formation rate. However, tentative signs of a pick-up in home purchases — and recent oil/gasoline price drops — add to the continued rise in U.S. consumer confidence.

A looming concern is the so-called U.S. "fiscal cliff" scheduled in 2013. Uncertainty as to how U.S. fiscal policy will affect economic and market sentiment in the second half of the year is very high. While the most bearish estimates for the 2013 fiscal impact exceed 4 percent of GDP, many people we follow believe that the fiscal drag will settle in the range of 1 percent of GDP (similar to this year). However, as the U.S. presidential election campaign gears up in late summer/early fall, policy uncertainty will most likely rise, along with divisive political rhetoric.

While Japanese growth was fairly solid through April, deflationary pressures continued and the hope for reconstruction-driven economic momentum has not developed. Optimism over the Bank of Japan's (BOJ) balance sheet expansion fueled yen weakness and Japanese equity outperformance in February and March. However, the BOJ disappointed market expectations for more rapid, large-scale asset purchases at its April meeting. As we head into the summer, Japan faces uncertainty as to how nuclear power capacity will be reactivated in time for peak electricity demand. The country may also face fiscal tightening next year (with tax increases to pay for earthquake rebuilding) and a proposed value-added tax increase in 2014.

Thus far, China has defied bearish skeptics. First quarter GDP growth was roughly 8 percent, despite continued weakness in residential real estate sales and depressed industrial profitability (profits down 5 percent year-over-year in February and 1.5 percent year-over-year in March). The Chinese manufacturing PMI index appears to have bottomed in the fourth quarter of last year (around 49) and has trended higher since (currently at 53.3). While residential construction activity is likely to slow from here with a lag to sales, the Chinese government can increase infrastructure investment after virtually no growth in spending last year. There have also been some signs of incremental policy easing, as mortgage rates are falling for first-time buyers. While we expect slowing construction to cap the pace of any Chinese recovery, it does not appear that the bear case for Chinese growth is playing out.

Performance Analysis

Morgan Stanley International Fund Class A, Class I, Class R, and Class W shares outperformed and Class B and Class C shares underperformed the MSCI EAFE Index (the "Index"), and all share classes underperformed the Lipper International Large-Cap Core Funds Index for the six months ended April 30, 2012, assuming no deduction of applicable sales charges.

Regionally, the portfolio's overweight to Japan and the allocation to emerging markets (average balance over the period of about 5 percent) contributed to relative performance, while the underweight to Europe detracted from performance. Sector positions that added to portfolio performance were underweight positions in utilities and financials and an above-benchmark allocation to industrials. Overweight positions to technology and materials dampened relative results.

The Fund utilized stock index futures and currency forward contracts as additional vehicles to implement the portfolio manager's macro investment decisions. For the six-month period, stock index futures contributed to portfolio performance, while currency forward positions were a net detractor.

Overall, the portfolio is tilted cautiously, but we do not expect to position for a major market decline unless news from Europe (or China) worsens precipitously. For now, we are maintaining a portfolio beta marginally below one. We are still underweight Europe as we expect eurozone economies to underperform with fiscal austerity and bank deleveraging; however, we are mindful that European valuations are inexpensive and that European growth prospects may bottom sometime this year. Overall, we are looking for better visibility on U.S. fiscal plans, stabilization of European growth prospects and politics, or cheaper equity valuations to become more bullish.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS+ as of 04/30/12
Nestle SA (Registered)	2.2%
HSBC Holdings PLC	2.0
Vodafone Group PLC	1.7
Royal Dutch Shell PLC, Class A	1.3
Siemens AG (Registered)	1.3
Novartis AG (Registered)	1.3
Roche Holding AG (Genusschein)	1.3
GlaxoSmithKline PLC	1.2
Royal Dutch Shell PLC, Class B	1.0
BP PLC	0.9

TOP FIVE COUNTRIES as of 04/30/12
United Kingdom	22.4%
Japan	20.9
Switzerland	8.3
Germany	6.5
France	4.9

+ Does not include open long futures contracts with an underlying face amount of $12,230,750 with net unrealized depreciation of $48,896 and open foreign currency exchange contracts with net unrealized appreciation of $77,418.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five countries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 65 percent of its assets in a diversified portfolio of international common stocks and other equity securities. The Fund's "Adviser," Morgan Stanley Investment Management Inc., uses a "top-down" approach that emphasizes region, country, sector and industry selection and weightings over individual stock selection.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notices

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Average Annual Total Returns—Period Ended April 30, 2012
Symbol	Class A Shares* (since 06/28/99) INLAX		Class B Shares** (since 06/28/99) INLBX		Class C Shares† (since 06/28/99) INLCX		Class I Shares†† (since 06/28/99) INLDX	Class R Shares# (since 03/31/08) INLRX	Class W Shares## (since 03/31/08) INLWX
1 Year	–15.51 –19.93 [4]	%[3]	–16.08 –20.28 [4]	%[3]	–16.15 –16.99 [4]	%[3]	–15.28 —%[3]	–15.66 —%[3]	–15.61 —%[3]
5 Years	–4.11 [3] –5.13 [4]		–4.81 [3] –5.18 [4]		–4.82 [3] –4.82 [4]		–3.86 [3] —	— —	— —
10 Years	4.81 [3] 4.24 [4]		4.16 [3] 4.16 [4]		4.02 [3] 4.02 [4]		5.05 [3] —	— —	— —
Since Inception	2.53 [3] 2.10 [4]		2.02 [3] 2.02 [4]		1.75 [3] 1.75 [4]		2.76 [3] —	–4.47 [3] —	–4.35 [3] —
Gross Expense Ratio	1.58		2.33		2.32		1.33	1.83	1.68

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, Class I, Class R, and Class W shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expense ratios are as of each Fund's fiscal year end as outlined in the Fund's current prospectus.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

#  Class R has no sales charge.

##  Class W has no sales charge.

(1)  The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the international equity market performance of developed markets, excluding the US & Canada. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI EAFE Index currently consists of 22 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper International Large-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper International Large-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper International Large-Cap Core Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/11 – 04/30/12.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	11/01/11	04/30/12	11/01/11 – 04/30/12
Class A
Actual (2.61% return)	$1,000.00	$1,026.10	$8.56
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.41	$8.52
Class B
Actual (2.27% return)	$1,000.00	$1,022.70	$12.32
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.68	$12.26
Class C
Actual (2.19% return)	$1,000.00	$1,021.90	$12.27
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.73	$12.21
Class I
Actual (2.75% return)	$1,000.00	$1,027.50	$7.31
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.65	$7.27

Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	11/01/11	04/30/12	11/01/11 – 04/30/12
Class R
Actual (2.53% return)	$1,000.00	$1,025.30	$9.82
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.17	$9.77
Class W
Actual (2.54% return)	$1,000.00	$1,025.40	$9.06
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.91	$9.02

  @  Expenses are equal to the Fund's annualized expense ratios of 1.70%, 2.45%, 2.44%, 1.45%, 1.95%, and 1.80% for Class A, Class B, Class C, Class I, Class R, and Class W shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.72%, 2.47%, 2.46%, 1.47%, 1.97%, and 1.82% for Class A, Class B, Class C, Class I, Class R and Class W shares, respectively.

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2012 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (86.4%)
	Australia (3.9%)
	Beverages
970	Coca-Cola Amatil Ltd.	$12,583
	Biotechnology
511	CSL Ltd.	19,519
	Capital Markets
2,338	Macquarie Group Ltd.	71,158
	Chemicals
1,659	DuluxGroup Ltd. (a)	5,359
7,133	Incitec Pivot Ltd.	24,303
1,537	Orica Ltd.	43,032
		72,694
	Commercial Banks
29,630	Australia & New Zealand Banking Group Ltd.	738,173
8,839	Commonwealth Bank of Australia (a)	478,633
12,157	National Australia Bank Ltd. (a)	319,588
15,622	Westpac Banking Corp. (a)	369,984
		1,906,378
	Commercial Services & Supplies
1,772	Brambles Ltd.	13,349
	Construction & Engineering
425	Leighton Holdings Ltd. (a)	9,118
	Construction Materials
5,666	Boral Ltd. (a)	22,316
2,078	James Hardie Industries SE CDI	16,217
		38,533
	Containers & Packaging
5,247	Amcor Ltd.	41,113
	Diversified Financial Services
1,012	ASX Ltd.	33,743
	Diversified Telecommunication Services
3,853	Telstra Corp., Ltd.	14,212

NUMBER OF SHARES		VALUE
	Food & Staples Retailing
733	Wesfarmers Ltd.	$23,126
1,629	Woolworths Ltd.	44,029
		67,155
	Health Care Providers & Services
310	Sonic Healthcare Ltd.	4,073
	Hotels, Restaurants & Leisure
838	Echo Entertainment Group Ltd.	3,929
859	TABCORP Holdings Ltd.	2,569
		6,498
	Insurance
18,551	AMP Ltd.	82,535
15,201	Insurance Australia Group Ltd.	56,069
7,173	QBE Insurance Group Ltd.	103,439
8,235	Suncorp Group Ltd.	69,845
		311,888
	Metals & Mining
11,591	Alumina Ltd.	14,010
13,067	BHP Billiton Ltd.	484,019
5,072	Fortescue Metals Group Ltd. (a)	29,806
2,994	Newcrest Mining Ltd.	82,045
1,561	OZ Minerals Ltd.	15,175
1,817	Rio Tinto Ltd.	125,615
1,930	Sims Metal Management Ltd. (a)	28,596
		779,266
	Multi-Utilities
898	AGL Energy Ltd.	14,016
	Oil, Gas & Consumable Fuels
773	Caltex Australia Ltd.	11,091
1,594	Origin Energy Ltd.	22,023
916	Santos Ltd.	13,381
840	Woodside Petroleum Ltd.	30,563
		77,058

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
	Real Estate Investment Trusts (REITs)
13,129	GPT Group REIT (Stapled Securities) (b)	$44,733
21,898	Stockland REIT (Stapled Securities) (b)(c)	70,731
12,064	Westfield Group REIT (Stapled Securities) (b)(c)	116,148
21,100	Westfield Retail Trust REIT	59,800
		291,412
	Transportation Infrastructure
1,444	Transurban Group (Stapled Securities) (b)	8,832
	Total Australia	3,792,598
	Austria (0.6%)
	Commercial Banks
6,084	Erste Group Bank AG	140,089
1,761	Raiffeisen Bank International AG (a)	58,474
		198,563
	Diversified Telecommunication Services
8,075	Telekom Austria AG	88,568
	Electric Utilities
1,397	Verbund AG	39,102
	Insurance
946	Vienna Insurance Group AG Wiener Versicherung Gruppe	38,568
	Metals & Mining
3,006	Voestalpine AG	97,307
	Oil, Gas & Consumable Fuels
2,528	OMV AG (a)	85,582
	Total Austria	547,690
	Belgium (0.8%)
	Beverages
5,360	Anheuser-Busch InBev N.V. (a)	386,324

NUMBER OF SHARES		VALUE
2,742	Anheuser-Busch InBev N.V. VVPR (d)	$4
		386,328
	Chemicals
673	Solvay SA, Class A	81,896
1,595	Umicore SA	86,553
		168,449
	Diversified Financial Services
1,305	Groupe Bruxelles Lambert SA (a)	90,534
	Diversified Telecommunication Services
1,786	Belgacom SA (a)	50,734
	Electrical Equipment
426	NV Bekaert SA	12,620
	Insurance
5,238	Ageas (a)	9,534
	Pharmaceuticals
1,255	UCB SA (a)	58,617
	Wireless Telecommunication Services
297	Mobistar SA	11,232
	Total Belgium	788,048
	Brazil (0.6%)
	Aerospace & Defense
600	Embraer SA	5,175
	Beverages
800	Cia de Bebidas das Americas	33,697
	Commercial Banks
2,021	Banco Bradesco SA (Preference)	32,475
3,200	Banco do Brasil SA	39,586
800	Banco Santander Brasil SA (Units) (c)	6,522
2,378	Itau Unibanco Holding SA (Preference)	37,426

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
4,459	Itausa - Investimentos Itau SA (Preference)	$21,194
		137,203
	Diversified Financial Services
1,900	BM&F Bovespa SA	10,685
	Diversified Telecommunication Services
1,168	Oi SA	7,041
349	Telefonica Brasil SA (Preference)	9,960
		17,001
	Electric Utilities
1,032	Cia Energetica de Minas Gerais (Preference)	20,454
	Food & Staples Retailing
120	Cia Brasileira de Distribuicao Grupo Pao de Acucar	5,571
	Food Products
5,228	BRF - Brasil Foods SA	95,583
	Information Technology Services
360	Cielo SA	10,803
400	Redecard SA	6,736
		17,539
	Metals & Mining
368	Bradespar SA (Preference)	6,738
1,100	Cia Siderurgica Nacional SA	9,435
659	Gerdau SA (Preference)	6,195
1,957	Vale SA (Preference)	42,556
1,300	Vale SA	29,053
		93,977
	Oil, Gas & Consumable Fuels
1,600	OGX Petroleo e Gas Participacoes SA (d)	11,105
2,900	Petroleo Brasileiro SA	34,064
4,122	Petroleo Brasileiro SA (Preference)	46,039

NUMBER OF SHARES		VALUE
400	Ultrapar Participacoes SA	$9,087
		100,295
	Real Estate Management & Development
500	BR Malls Participacoes SA	6,212
	Road & Rail
3,200	All America Latina Logistica SA (Units) (c)	14,572
	Tobacco
500	Souza Cruz SA	7,788
	Transportation Infrastructure
1,100	CCR SA	8,541
	Water Utilities
200	Cia de Saneamento Basico do Estado de Sao Paulo	7,853
	Total Brazil	582,146
	Canada (0.7%)
	Metals & Mining
900	Agnico-Eagle Mines Ltd.	35,951
5,300	Barrick Gold Corp.	214,393
900	Centerra Gold, Inc.	11,653
3,000	Eldorado Gold Corp.	42,516
700	Franco-Nevada Corp.	31,398
4,200	Goldcorp, Inc.	160,840
2,000	IAMGOLD Corp.	24,801
6,100	Kinross Gold Corp.	54,649
2,400	New Gold, Inc. (Units) (c)(d)	21,866
1,900	Osisko Mining Corp. (d)	19,561
4,100	Yamana Gold, Inc.	60,140
	Total Canada	677,768
	China (0.0%)
	Household Durables
58	Skyworth Digital Holdings Ltd. (e)	24

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
	Transportation Infrastructure
1	China Merchants Holdings International Co., Ltd. (e)	$3
	Total China	27
	Denmark (1.3%)
	Chemicals
5,165	Novozymes A/S, Series B	135,462
	Diversified Telecommunication Services
3,974	TDC A/S	28,496
	Electrical Equipment
2,332	Vestas Wind Systems A/S (d)	20,585
	Marine
24	AP Moller - Maersk A/S, Class B	187,723
	Pharmaceuticals
5,598	Novo Nordisk A/S, Class B	825,725
	Road & Rail
2,395	DSV A/S	54,546
	Total Denmark	1,252,537
	Finland (1.0%)
	Communications Equipment
55,483	Nokia Oyj	199,324
	Diversified Telecommunication Services
1,306	Elisa Oyj (a)	29,458
	Electric Utilities
6,044	Fortum Oyj	130,007
	Food & Staples Retailing
2,234	Kesko Oyj, Class B	59,675
	Insurance
3,993	Sampo Oyj, Class A	106,239
	Machinery
1,639	Kone Oyj, Class B	101,426
2,394	Metso Oyj	102,674

NUMBER OF SHARES		VALUE
1,566	Wartsila Oyj	$63,390
		267,490
	Oil, Gas & Consumable Fuels
2,667	Neste Oil Oyj	31,526
	Paper & Forest Products
6,572	Stora Enso Oyj, Class R	44,802
7,711	UPM-Kymmene Oyj (a)	98,702
		143,504
	Total Finland	967,223
	France (4.9%)
	Aerospace & Defense
1,139	European Aeronautic Defense and Space Co. N.V. (a)	44,967
851	Safran SA	31,541
656	Thales SA	22,729
		99,237
	Auto Components
812	Cie Generale des Etablissements Michelin, Class B	60,643
	Automobiles
1,662	Peugeot SA	19,954
840	Renault SA	38,166
		58,120
	Beverages
413	Pernod-Ricard SA	42,866
	Building Products
1,158	Cie de St-Gobain	48,507
	Chemicals
1,314	Air Liquide SA	169,012
	Commercial Banks
4,527	BNP Paribas SA	181,869
4,897	Credit Agricole SA	25,170
2,524	Societe Generale SA	59,671
		266,710

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
	Commercial Services & Supplies
1,030	Edenred	$32,899
218	Societe BIC SA	24,012
		56,911
	Communications Equipment
13,164	Alcatel-Lucent (d)	20,283
	Construction & Engineering
3,937	Bouygues SA (a)	106,938
2,587	Vinci SA	119,855
		226,793
	Construction Materials
340	Imerys SA	19,325
2,495	Lafarge SA (a)	97,279
		116,604
	Diversified Financial Services
301	Eurazeo	15,425
	Diversified Telecommunication Services
7,818	France Telecom SA	106,953
5,870	Vivendi SA	108,510
		215,463
	Electric Utilities
714	Electricite de France SA	15,108
	Electrical Equipment
3,868	Alstom SA	138,140
3,066	Schneider Electric SA (d)	188,353
		326,493
	Energy Equipment & Services
3,712	Cie Generale de Geophysique-Veritas (d)	105,691
1,559	Technip SA	176,297
		281,988
	Food & Staples Retailing
3,825	Carrefour SA	76,834

NUMBER OF SHARES		VALUE
479	Casino Guichard Perrachon SA (d)	$47,040
		123,874
	Food Products
3,938	Danone	277,057
	Health Care Equipment & Supplies
967	Cie Generale d'Optique Essilor International SA	85,172
	Hotels, Restaurants & Leisure
1,030	Accor SA	35,578
564	Sodexo	44,914
		80,492
	Information Technology Services
361	Atos	23,250
929	Cap Gemini SA	36,264
		59,514
	Insurance
6,804	AXA SA (d)	96,369
2,004	CNP Assurances	28,119
1,759	SCOR SE	46,509
		170,997
	Machinery
418	Vallourec SA	25,137
	Media
1,112	Lagardere SCA	33,707
642	Publicis Groupe SA	33,109
591	SES SA FDR	14,152
3,229	Societe Television Francaise 1 (a)	31,202
		112,170
	Multi-Utilities
5,571	GDF Suez (a)	128,239

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
2,175	Veolia Environnement SA	$31,857
		160,096
	Multiline Retail
546	PPR (a)	91,318
	Office Electronics
281	Neopost SA (a)	16,156
	Oil, Gas & Consumable Fuels
12,070	Total SA	576,293
	Personal Products
242	L'Oreal SA (a)	29,115
	Pharmaceuticals
6,517	Sanofi	497,407
	Real Estate Investment Trusts (REITs)
244	Fonciere Des Regions REIT	18,911
196	Gecina SA REIT	18,169
200	ICADE REIT (a)(d)	16,872
708	Klepierre REIT	22,417
815	Unibail-Rodamco SE REIT	152,329
		228,698
	Semiconductors & Semiconductor Equipment
4,447	STMicroelectronics N.V.	25,224
	Software
402	Dassault Systemes SA	39,016
	Textiles, Apparel & Luxury Goods
316	LVMH Moet Hennessy Louis Vuitton SA (a)	52,349
	Total France	4,670,248
	Germany (6.5%)
	Air Freight & Logistics
6,717	Deutsche Post AG (Registered)	125,367
	Airlines
1,432	Deutsche Lufthansa AG (Registered)	18,635

NUMBER OF SHARES		VALUE
	Auto Components
364	Continental AG (a)	$35,279
	Automobiles
3,729	Bayerische Motoren Werke AG	354,460
6,684	Daimler AG (Registered)	369,521
1,133	Porsche Automobil Holding SE (Preference)	69,161
835	Volkswagen AG	142,527
881	Volkswagen AG (Preference)	166,880
		1,102,549
	Capital Markets
6,662	Deutsche Bank AG (Registered)	289,864
	Chemicals
4,065	BASF SE (a)	334,635
1,254	K+S AG (Registered)	62,670
597	Lanxess AG	47,533
503	Linde AG	86,091
		530,929
	Commercial Banks
6,020	Commerzbank AG (d)	13,029
	Construction & Engineering
780	Hochtief AG	45,729
	Diversified Financial Services
445	Deutsche Boerse AG	27,938
	Diversified Telecommunication Services
14,659	Deutsche Telekom AG (Registered)	165,265
	Electric Utilities
10,627	E.ON AG (a)	240,756
	Food & Staples Retailing
1,677	Metro AG	54,109
	Health Care Providers & Services
2,542	Celesio AG	43,827

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
1,900	Fresenius Medical Care AG & Co. KGaA	$134,881
		178,708
	Household Products
513	Henkel AG & Co. KGaA (Preference)	38,163
	Industrial Conglomerates
13,400	Siemens AG (Registered)	1,241,099
	Insurance
3,148	Allianz SE (Registered)	350,779
568	Hannover Rueckversicherung AG (a)	34,334
1,470	Muenchener Rueckversicherungs AG (Registered) (a)	213,361
		598,474
	Machinery
1,654	GEA Group AG	54,582
	Media
1,212	ProSiebenSat.1 Media AG	30,771
	Metals & Mining
2,014	ThyssenKrupp AG	47,720
	Multi-Utilities
1,713	RWE AG	73,637
186	RWE AG (Preference)	7,354
		80,991
	Personal Products
439	Beiersdorf AG (a)	30,799
	Pharmaceuticals
7,698	Bayer AG (Registered) (a)	542,202
253	Merck KGaA (a)	27,796
		569,998
	Software
10,594	SAP AG	702,426

NUMBER OF SHARES		VALUE
	Textiles, Apparel & Luxury Goods
377	Adidas AG	$31,439
	Total Germany	6,254,619
	Hong Kong (0.0%)
	Diversified Financial Services
56	Hong Kong Exchanges and Clearing Ltd.	896
	Real Estate Management & Development
45	Henderson Land Development Co., Ltd.	256
	Total Hong Kong	1,152
	Indonesia (0.3%)
	Automobiles
5,500	Astra International Tbk PT	42,490
	Commercial Banks
34,500	Bank Central Asia Tbk PT	30,031
8,500	Bank Danamon Indonesia Tbk PT	5,179
26,500	Bank Mandiri Tbk PT	21,337
22,500	Bank Negara Indonesia Persero Tbk PT	9,854
32,000	Bank Rakyat Indonesia Persero Tbk PT	23,155
		89,556
	Construction Materials
4,000	Indocement Tunggal Prakarsa Tbk PT	7,856
10,500	Semen Gresik Persero Tbk PT	13,881
		21,737
	Diversified Telecommunication Services
28,000	Telekomunikasi Indonesia Tbk PT	25,896

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
	Food Products
24,500	Charoen Pokphand Indonesia Tbk PT	$7,331
13,500	Indofood Sukses Makmur Tbk PT	7,124
		14,455
	Gas Utilities
31,000	Perusahaan Gas Negara Tbk PT	11,300
	Household Products
4,000	Unilever Indonesia Tbk PT	8,639
	Machinery
4,833	United Tractors Tbk PT	15,566
	Oil, Gas & Consumable Fuels
30,200	Adaro Energy Tbk PT	6,112
52,500	Bumi Resources Tbk PT	11,567
1,300	Indo Tambangraya Megah Tbk PT	5,623
2,500	Tambang Batubara Bukit Asam Tbk PT	5,019
		28,321
	Pharmaceuticals
15,000	Kalbe Farma Tbk PT	6,569
	Tobacco
2,000	Gudang Garam Tbk PT	12,883
	Total Indonesia	277,412
	Japan (20.9%)
	Air Freight & Logistics
3,435	Yamato Holdings Co., Ltd.	53,220
	Auto Components
12,500	Bridgestone Corp.	298,253
10,200	Denso Corp.	333,314
2,059	NGK Spark Plug Co., Ltd.	29,554
3,800	Stanley Electric Co., Ltd.	58,590
1,600	Toyota Boshoku Corp. (a)	19,780
1,200	Toyota Industries Corp.	34,163
		773,654

NUMBER OF SHARES		VALUE
	Automobiles
18,009	Honda Motor Co., Ltd.	$653,232
25,605	Nissan Motor Co., Ltd.	268,109
2,800	Suzuki Motor Corp.	66,528
15,555	Toyota Motor Corp.	643,904
700	Yamaha Motor Co., Ltd. (a)	9,425
		1,641,198
	Beverages
5,000	Kirin Holdings Co., Ltd.	64,003
	Building Products
10,500	Asahi Glass Co., Ltd.	83,248
2,900	Daikin Industries Ltd.	77,149
2,262	JS Group Corp.	44,565
6,500	Nippon Sheet Glass Co., Ltd. (a)	8,467
4,500	TOTO Ltd.	33,367
		246,796
	Capital Markets
28,000	Daiwa Securities Group, Inc. (a)	106,613
19,050	Nomura Holdings, Inc.	78,739
186	SBI Holdings, Inc.	15,143
		200,495
	Chemicals
15,000	Asahi Kasei Corp.	93,186
3,000	Daicel Corp. (a)	19,088
8,546	Denki Kagaku Kogyo KK	33,396
2,408	JSR Corp.	47,834
5,000	Kaneka Corp. (a)	31,062
4,556	Kuraray Co., Ltd.	65,281
19,500	Mitsubishi Chemical Holdings Corp.	103,069
9,500	Mitsui Chemicals, Inc.	27,486
2,400	Nitto Denko Corp.	99,499
5,697	Shin-Etsu Chemical Co., Ltd.	331,088
12,000	Showa Denko KK	26,904
16,000	Sumitomo Chemical Co., Ltd.	66,333
13,608	Teijin Ltd.	46,019
14,000	Toray Industries, Inc.	108,192

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
11,000	Tosoh Corp. (a)	$30,724
		1,129,161
	Commercial Banks
3,000	Bank of Kyoto Ltd. (The) (a)	25,513
14,000	Bank of Yokohama Ltd. (The)	68,211
7,000	Chiba Bank Ltd. (The)	42,698
8,000	Fukuoka Financial Group, Inc.	33,467
17,000	Hokuhoku Financial Group, Inc.	29,810
8,000	Joyo Bank Ltd. (The) (a)	35,070
73,260	Mitsubishi UFJ Financial Group, Inc. (See Note 6)	355,105
178,600	Mizuho Financial Group, Inc.	284,096
9,000	Nishi-Nippon City Bank Ltd. (The)	23,785
3,900	Resona Holdings, Inc.	16,657
17,500	Shinsei Bank Ltd.	22,796
7,000	Shizuoka Bank Ltd. (The)	73,384
10,100	Sumitomo Mitsui Financial Group, Inc.	326,884
55,623	Sumitomo Mitsui Trust Holdings, Inc.	164,417
1,000	Suruga Bank Ltd.	10,020
		1,511,913
	Commercial Services & Supplies
5,500	Dai Nippon Printing Co., Ltd.	49,117
2,485	Secom Co., Ltd.	118,274
6,000	Toppan Printing Co., Ltd. (a)	40,807
		208,198
	Computers & Peripherals
33,000	Fujitsu Ltd.	161,197
29,500	NEC Corp. (d)	53,576
4,400	Seiko Epson Corp. (a)	59,299
41,026	Toshiba Corp.	169,057
		443,129
	Construction & Engineering
7,546	JGC Corp.	218,516
12,000	Kajima Corp. (a)	34,269
9,571	Obayashi Corp.	40,638

NUMBER OF SHARES		VALUE
9,000	Shimizu Corp. (a)	$34,269
14,000	Taisei Corp. (a)	35,596
		363,288
	Consumer Finance
1,600	Credit Saison Co., Ltd.	34,549
	Containers & Packaging
2,517	Toyo Seikan Kaisha Ltd.	33,795
	Diversified Consumer Services
854	Benesse Holdings, Inc.	42,358
	Diversified Financial Services
290	ORIX Corp.	27,896
	Diversified Telecommunication Services
1,900	Nippon Telegraph & Telephone Corp.	86,266
	Electric Utilities
2,500	Chubu Electric Power Co., Inc.	40,957
3,800	Kansai Electric Power Co., Inc. (The)	55,115
1,600	Kyushu Electric Power Co., Inc.	21,262
2,900	Tohoku Electric Power Co., Inc. (a)(d)	30,475
		147,809
	Electrical Equipment
7,500	Furukawa Electric Co., Ltd.	20,479
5,000	GS Yuasa Corp. (a)	25,927
1,200	Mabuchi Motor Co., Ltd. (a)	50,576
25,552	Mitsubishi Electric Corp.	226,268
904	Nidec Corp. (a)	81,523
5,600	Sumitomo Electric Industries Ltd.	76,383
800	Ushio, Inc.	10,511
		491,667
	Electronic Equipment, Instruments & Components
5,150	Citizen Holdings Co., Ltd.	32,446

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
7,900	FUJIFILM Holdings Corp.	$168,904
500	Hirose Electric Co., Ltd.	52,668
38,000	Hitachi Ltd.	243,687
4,800	Hoya Corp.	110,621
2,600	Ibiden Co., Ltd. (a)	53,700
847	Keyence Corp.	201,141
2,900	Kyocera Corp.	285,496
2,200	Murata Manufacturing Co., Ltd.	126,616
4,500	Nippon Electric Glass Co., Ltd.	36,748
4,604	Omron Corp.	98,435
1,552	TDK Corp.	82,032
3,450	Yokogawa Electric Corp. (a)	33,359
		1,525,853
	Food & Staples Retailing
1,299	FamilyMart Co., Ltd.	57,921
3,400	Seven & I Holdings Co., Ltd.	103,184
		161,105
	Food Products
1,600	Yakult Honsha Co., Ltd. (a)	59,078
	Gas Utilities
8,000	Osaka Gas Co., Ltd.	32,365
10,000	Tokyo Gas Co., Ltd.	48,346
		80,711
	Health Care Equipment & Supplies
1,300	Sysmex Corp.	52,593
2,850	Terumo Corp.	131,184
		183,777
	Hotels, Restaurants & Leisure
650	Oriental Land Co., Ltd. (a)	72,132
	Household Durables
5,050	Casio Computer Co., Ltd. (a)	33,840
26,800	Panasonic Corp.	208,788
7,072	Sekisui Chemical Co., Ltd.	63,775
11,046	Sekisui House Ltd.	103,072
7,500	Sharp Corp. (a)	48,472

NUMBER OF SHARES		VALUE
9,096	Sony Corp.	$149,929
		607,876
	Household Products
2,700	Unicharm Corp.	150,827
	Information Technology Services
700	Itochu Techno-Solutions Corp. (a)	31,958
2,250	Nomura Research Institute Ltd. (a)	51,994
18	NTT Data Corp.	62,743
		146,695
	Insurance
4,200	MS&AD Insurance Group Holdings	78,014
2,200	NKSJ Holdings, Inc.	45,604
4,700	T&D Holdings, Inc.	51,038
8,968	Tokio Marine Holdings, Inc.	231,276
		405,932
	Internet Software & Services
203	Yahoo! Japan Corp.	61,047
	Leisure Equipment & Products
3,400	Nikon Corp.	101,906
1,950	Shimano, Inc.	128,470
2,100	Yamaha Corp.	20,490
		250,866
	Machinery
3,553	Amada Co., Ltd.	24,298
2,250	Fanuc Corp.	382,985
2,800	Hitachi Construction Machinery Co., Ltd. (a)	61,267
12,530	IHI Corp.	30,446
11,500	Kawasaki Heavy Industries Ltd.	34,857
12,400	Komatsu Ltd.	359,544
19,000	Kubota Corp. (a)	184,669
1,100	Kurita Water Industries Ltd. (a)	27,018
700	Makita Corp.	27,092

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
28,550	Mitsubishi Heavy Industries Ltd.	$130,163
1,300	Nabtesco Corp. (a)	28,039
6,060	NGK Insulators Ltd.	76,281
5,553	NSK Ltd.	38,532
6,051	NTN Corp.	23,116
805	SMC Corp.	135,208
5,000	Sumitomo Heavy Industries Ltd.	25,927
1,000	THK Co., Ltd.	20,090
		1,609,532
	Marine
23,000	Kawasaki Kisen Kaisha Ltd. (a)(d)	48,973
2,000	Mitsui OSK Lines Ltd.	7,816
13,015	Nippon Yusen KK (a)	38,797
		95,586
	Metals & Mining
3,700	JFE Holdings, Inc. (a)	70,024
25,000	Kobe Steel Ltd. (a)	36,009
21,000	Mitsubishi Materials Corp.	63,126
48,108	Nippon Steel Corp.	121,114
32,000	Sumitomo Metal Industries Ltd.	58,116
14,500	Sumitomo Metal Mining Co., Ltd.	191,784
		540,173
	Office Electronics
6,004	Canon, Inc.	275,986
7,030	Konica Minolta Holdings, Inc.	57,585
		333,571
	Oil, Gas & Consumable Fuels
19	Inpex Corp.	126,127
24,400	JX Holdings, Inc.	138,442
3,400	Showa Shell Sekiyu KK	21,506
4,000	TonenGeneral Sekiyu KK	37,575
		323,650
	Paper & Forest Products
1,400	Nippon Paper Group, Inc. (a)	28,056

NUMBER OF SHARES		VALUE
16,000	OJI Paper Co., Ltd.	$73,547
		101,603
	Personal Products
2,500	Shiseido Co., Ltd.	43,900
	Pharmaceuticals
5,300	Astellas Pharma, Inc.	215,412
2,600	Chugai Pharmaceutical Co., Ltd.	47,024
11,500	Daiichi Sankyo Co., Ltd.	197,908
2,500	Eisai Co., Ltd.	97,695
700	Hisamitsu Pharmaceutical Co., Inc.	31,213
2,700	Mitsubishi Tanabe Pharma Corp.	37,605
900	Ono Pharmaceutical Co., Ltd.	50,952
2,800	Otsuka Holdings Co., Ltd.	84,519
900	Santen Pharmaceutical Co. Ltd.	37,594
3,400	Shionogi & Co., Ltd.	44,502
10,300	Takeda Pharmaceutical Co., Ltd.	449,593
		1,294,017
	Real Estate Investment Trusts (REITs)
9	Japan Real Estate Investment Corp. REIT	79,810
29	Japan Retail Fund Investment Corp. REIT	46,311
10	Nippon Building Fund, Inc. REIT	95,316
		221,437
	Real Estate Management & Development
1,500	Aeon Mall Co., Ltd.	33,461
1,556	Daito Trust Construction Co., Ltd.	140,516
9,000	Daiwa House Industry Co., Ltd.	116,558
21,000	Mitsubishi Estate Co., Ltd.	374,549
15,500	Mitsui Fudosan Co., Ltd.	286,742

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
7,500	Sumitomo Realty & Development Co., Ltd.	$180,736
11,000	Tokyu Land Corp.	53,457
		1,186,019
	Road & Rail
13	Central Japan Railway Co.	108,116
3,400	East Japan Railway Co.	212,074
6,000	Keikyu Corp.	51,553
3,000	Keio Corp. (a)	21,719
15,550	Kintetsu Corp. (a)	54,924
11,500	Nippon Express Co., Ltd.	43,644
8,500	Tobu Railway Co., Ltd.	43,330
12,000	Tokyu Corp.	56,212
900	West Japan Railway Co.	37,030
		628,602
	Semiconductors & Semiconductor Equipment
2,450	Advantest Corp.	41,120
1,605	Rohm Co., Ltd.	72,772
3,100	Tokyo Electron Ltd.	172,977
		286,869
	Software
1,700	Konami Corp. (a)	49,612
1,008	Nintendo Co., Ltd.	137,615
750	Oracle Corp. Japan	29,027
1,600	Trend Micro, Inc. (a)	48,777
		265,031
	Specialty Retail
1,300	Fast Retailing Co., Ltd.	291,946
300	Shimamura Co., Ltd.	34,081
620	USS Co., Ltd.	63,134
1,160	Yamada Denki Co., Ltd.	75,551
		464,712
	Tobacco
27	Japan Tobacco, Inc.	149,981
	Trading Companies & Distributors
16,351	ITOCHU Corp.	185,546
17,550	Marubeni Corp.	122,657

NUMBER OF SHARES		VALUE
14,900	Mitsubishi Corp.	$325,284
13,700	Mitsui & Co., Ltd.	215,178
8,300	Sumitomo Corp.	118,512
		967,177
	Transportation Infrastructure
2,000	Mitsubishi Logistics Corp.	22,069
	Wireless Telecommunication Services
30	NTT DoCoMo, Inc.	51,178
11,300	Softbank Corp.	339,113
		390,291
	Total Japan	20,129,514
	Korea, Republic of (1.3%)
	Auto Components
117	Hyundai Mobis	31,835
	Automobiles
280	Hyundai Motor Co.	66,523
420	Kia Motors Corp.	30,995
		97,518
	Capital Markets
360	Daewoo Securities Co., Ltd. (d)	3,663
142	Samsung Securities Co., Ltd.	6,308
		9,971
	Chemicals
142	Cheil Industries, Inc.	12,188
88	LG Chem Ltd.	22,153
35	OCI Co., Ltd.	6,628
		40,969
	Commercial Banks
380	Hana Financial Group, Inc.	13,063
610	Industrial Bank of Korea	6,747
710	KB Financial Group, Inc.	24,188
1,020	Korea Exchange Bank	7,753
790	Shinhan Financial Group Co., Ltd.	27,612

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
470	Woori Finance Holdings Co., Ltd.	$4,970
		84,333
	Construction & Engineering
190	Doosan Heavy Industries and Construction Co., Ltd.	8,961
123	GS Engineering & Construction Corp.	9,175
150	Hyundai Engineering & Construction Co., Ltd.	9,477
70	Samsung Engineering Co., Ltd.	13,317
		40,930
	Diversified Telecommunication Services
420	KT Corp.	10,926
	Electric Utilities
510	Korea Electric Power Corp. (d)	9,793
	Electronic Equipment, Instruments & Components
450	LG Display Co., Ltd. (d)	9,915
115	Samsung Electro-Mechanics Co., Ltd.	11,142
72	Samsung SDI Co., Ltd.	10,385
		31,442
	Food & Staples Retailing
47	E-Mart Co., Ltd.	11,166
	Household Durables
199	LG Electronics, Inc.	12,361
	Industrial Conglomerates
339	LG Corp.	17,278
77	Samsung Techwin Co., Ltd.	4,715
		21,993
	Insurance
75	Samsung Fire & Marine Insurance Co., Ltd.	14,335
	Internet Software & Services
83	NHN Corp.	18,801

NUMBER OF SHARES		VALUE
	Machinery
84	Hyundai Heavy Industries Co., Ltd.	$21,035
450	Samsung Heavy Industries Co., Ltd.	16,604
		37,639
	Metals & Mining
149	Hyundai Steel Co.	13,000
118	POSCO	39,207
		52,207
	Multiline Retail
26	Lotte Shopping Co., Ltd.	8,075
16	Shinsegae Co., Ltd.	3,511
		11,586
	Oil, Gas & Consumable Fuels
140	S-Oil Corp.	12,128
126	SK Innovation Co., Ltd.	17,616
		29,744
	Semiconductors & Semiconductor Equipment
900	Hynix Semiconductor, Inc. (d)	22,338
506	Samsung Electronics Co., Ltd.	622,356
36	Samsung Electronics Co., Ltd. (Preference)	25,771
		670,465
	Tobacco
221	KT&G Corp.	15,175
	Trading Companies & Distributors
290	Samsung C&T Corp.	19,708
	Wireless Telecommunication Services
98	SK Telecom Co., Ltd.	11,707
	Total Korea, Republic of	1,284,604
	Netherlands (3.1%)
	Air Freight & Logistics
8,488	TNT Express N.V.	102,918

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
	Beverages
2,696	Heineken N.V. (a)	$147,441
	Chemicals
3,337	Akzo Nobel N.V.	178,830
1,514	Koninklijke DSM N.V.	86,807
		265,637
	Construction & Engineering
822	Koninklijke Boskalis Westminster N.V.	29,987
	Diversified Financial Services
46,563	ING Groep N.V. CVA (d)	328,332
	Diversified Telecommunication Services
20,919	Koninklijke KPN N.V. (a)	187,769
	Energy Equipment & Services
738	Fugro N.V. CVA	53,787
1,865	SBM Offshore N.V.	33,883
		87,670
	Food & Staples Retailing
18,160	Koninklijke Ahold N.V. (a)	230,336
	Food Products
15,359	Unilever N.V. CVA	525,956
	Industrial Conglomerates
13,946	Koninklijke Philips Electronics N.V. (d)	276,905
	Insurance
19,354	Aegon N.V. (d)	89,384
	Media
8,407	Reed Elsevier N.V. (a)	99,142
7,415	Wolters Kluwer N.V.	127,991
		227,133
	Metals & Mining
6,021	ArcelorMittal	104,128
	Professional Services
1,227	Randstad Holding N.V.	42,489

NUMBER OF SHARES		VALUE
	Real Estate Investment Trusts (REITs)
769	Corio N.V. REIT (a)	$34,416
	Semiconductors & Semiconductor Equipment
5,597	ASML Holding N.V. (a)	284,792
	Total Netherlands	2,965,293
	Norway (1.7%)
	Chemicals
8,199	Yara International ASA	402,146
	Commercial Banks
15,497	DnB NOR ASA (a)	167,076
	Diversified Telecommunication Services
29,041	Telenor ASA	533,835
	Energy Equipment & Services
2,989	Aker Solutions ASA (a)	50,792
1,992	Subsea 7 SA (d)	51,619
		102,411
	Industrial Conglomerates
12,726	Orkla ASA	93,483
	Metals & Mining
12,701	Norsk Hydro ASA (a)	61,786
	Oil, Gas & Consumable Fuels
9,737	Statoil ASA	259,973
	Total Norway	1,620,710
	Philippines (0.9%)
	Commercial Banks
58,200	Bank of the Philippine Islands	101,595
34,300	Metropolitan Bank & Trust	74,254
		175,849
	Diversified Financial Services
7,176	Ayala Corp.	73,086
	Electric Utilities
9,230	Manila Electric Co.	57,671

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
	Independent Power Producers & Energy Traders
59,200	Aboitiz Power Corp.	$47,674
250,000	Energy Development Corp.	34,936
		82,610
	Industrial Conglomerates
69,000	Aboitiz Equity Ventures, Inc.	83,349
130,700	Alliance Global Group, Inc.	38,263
6,000	SM Investments Corp.	99,337
		220,949
	Real Estate Management & Development
172,300	Ayala Land, Inc.	87,537
173,000	SM Prime Holdings, Inc.	68,430
		155,967
	Wireless Telecommunication Services
1,530	Philippine Long Distance Telephone Co.	93,786
	Total Philippines	859,918
	Poland (1.0%)
	Chemicals
405	Synthos SA	783
	Commercial Banks
2,638	Bank Pekao SA	124,400
334	BRE Bank SA (d)	30,600
4,848	Get Bank SA (d)	2,921
15,012	Powszechna Kasa Oszczednosci Bank Polski SA	160,913
		318,834
	Diversified Telecommunication Services
15,679	Telekomunikacja Polska SA	82,042
	Electric Utilities
15,174	PGE SA	90,852

NUMBER OF SHARES		VALUE
23,900	Tauron Polska Energia SA	$35,396
		126,248
	Insurance
1,100	Powszechny Zaklad Ubezpieczen SA	111,211
	Metals & Mining
3,062	KGHM Polska Miedz SA	134,781
	Oil, Gas & Consumable Fuels
7,537	Polski Koncern Naftowy Orlen SA (d)	87,935
41,073	Polskie Gornictwo Naftowe i Gazownictwo SA	53,144
		141,079
	Software
646	Asseco Poland SA	9,594
	Total Poland	924,572
	Singapore (2.2%)
	Aerospace & Defense
16,000	Singapore Technologies Engineering Ltd.	38,917
	Airlines
9,276	Singapore Airlines Ltd. (a)	80,205
	Commercial Banks
24,413	DBS Group Holdings Ltd.	275,398
45,093	Oversea-Chinese Banking Corp., Ltd.	326,492
21,508	United Overseas Bank Ltd.	334,569
		936,459
	Distributors
31	Jardine Cycle & Carriage Ltd.	1,182
	Diversified Financial Services
7,490	Singapore Exchange Ltd.	40,552
	Diversified Telecommunication Services
94,630	Singapore Telecommunications Ltd.	237,818

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
	Food & Staples Retailing
7,000	Olam International Ltd. (a)	$12,840
	Food Products
13,000	Wilmar International Ltd. (a)	51,159
	Hotels, Restaurants & Leisure
87,000	Genting Singapore PLC (a)(d)	121,624
	Industrial Conglomerates
13,000	Fraser and Neave Ltd.	73,955
18,700	Keppel Corp., Ltd.	166,978
12,511	SembCorp Industries Ltd.	51,055
		291,988
	Machinery
11,400	SembCorp Marine Ltd. (a)	46,797
	Media
11,350	Singapore Press Holdings Ltd. (a)	36,412
	Real Estate Investment Trusts (REITs)
18,000	Ascendas Real Estate Investment Trust REIT	30,255
26,704	CapitaMall Trust REIT	38,842
		69,097
	Real Estate Management & Development
30,000	CapitaLand Ltd.	71,273
6,462	City Developments Ltd.	52,949
		124,222
	Road & Rail
19,089	ComfortDelGro Corp., Ltd.	23,601
	Trading Companies & Distributors
29,726	Noble Group Ltd. (a)	28,345
	Total Singapore	2,141,218
	South Africa (0.4%)
	Beverages
9,770	SABMiller PLC	410,426

NUMBER OF SHARES		VALUE
	Sweden (3.3%)
	Building Products
3,264	Assa Abloy AB, Class B (a)	$95,133
	Commercial Banks
24,832	Nordea Bank AB	220,194
7,349	Svenska Handelsbanken AB, Class A	238,140
		458,334
	Commercial Services & Supplies
4,869	Securitas AB, Class B	44,624
	Communications Equipment
43,347	Telefonaktiebolaget LM Ericsson, Class B (d)	429,517
	Construction & Engineering
7,691	Skanska AB, Class B (a)	125,183
	Diversified Financial Services
7,327	Investor AB, Class B	146,075
	Diversified Telecommunication Services
3,665	Tele2 AB, Class B	69,851
26,725	TeliaSonera AB	178,649
		248,500
	Health Care Equipment & Supplies
3,440	Getinge AB, Class B	92,330
	Household Durables
2,466	Electrolux AB, Class B	55,071
3,614	Husqvarna AB, Class B	20,798
		75,869
	Machinery
2,708	Alfa Laval AB (a)	53,988
6,909	Atlas Copco AB, Class A (a)	164,468
4,378	Atlas Copco AB, Class B	91,907
9,100	Sandvik AB	144,191
2,911	SKF AB, Class B (a)	69,080
6,131	Volvo AB, Class A	84,924

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
9,151	Volvo AB, Class B	$126,891
		735,449
	Metals & Mining
1,794	Boliden AB	28,720
3,286	SSAB AB, Class A (a)	33,538
		62,258
	Oil, Gas & Consumable Fuels
2,027	Lundin Petroleum AB (d)	40,321
	Paper & Forest Products
859	Holmen AB, Class B	22,813
9,059	Svenska Cellulosa AB, Class B	143,541
		166,354
	Specialty Retail
10,681	Hennes & Mauritz AB, Class B (d)	366,929
	Tobacco
2,444	Swedish Match AB	99,341
	Total Sweden	3,186,217
	Switzerland (8.3%)
	Building Products
418	Geberit AG (Registered) (d)	88,376
	Capital Markets
7,663	Credit Suisse Group AG (Registered)	183,290
1,827	GAM Holding AG (d)	23,450
2,435	Julius Baer Group Ltd. (d)	93,226
25,115	UBS AG (Registered) (d)	313,505
		613,471
	Chemicals
68	Givaudan SA (Registered) (d)	66,003
1,918	Syngenta AG (Registered)	673,461
		739,464
	Computers & Peripherals
2,768	Logitech International SA (Registered) (a)(d)	28,270
	Construction Materials
2,195	Holcim Ltd. (Registered) (d)	136,636

NUMBER OF SHARES		VALUE
	Diversified Financial Services
76	Pargesa Holding SA	$5,087
	Diversified Telecommunication Services
255	Swisscom AG (Registered) (a)	94,988
	Electrical Equipment
32,443	ABB Ltd. (Registered) (d)	591,205
	Food Products
35,151	Nestle SA (Registered)	2,153,248
	Health Care Equipment & Supplies
144	Straumann Holding AG (Registered)	23,893
977	Synthes, Inc. (f)	168,457
		192,350
	Insurance
519	Baloise-Holding AG (Registered)	40,169
294	Swiss Life Holding AG (Registered) (d)	30,075
3,577	Swiss Re AG (d)	224,240
1,090	Zurich Insurance Group AG (d)	266,601
		561,085
	Life Sciences Tools & Services
401	Lonza Group AG (Registered) (d)	18,083
	Machinery
559	Schindler Holding AG	72,304
	Pharmaceuticals
22,312	Novartis AG (Registered)	1,230,337
6,721	Roche Holding AG (Genusschein)	1,227,722
		2,458,059
	Professional Services
193	Adecco SA (Registered) (d)	9,398
22	SGS SA (Registered)	42,490
		51,888

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
	Textiles, Apparel & Luxury Goods
1,585	Cie Financiere Richemont SA	$97,966
107	Swatch Group AG (The)	49,347
237	Swatch Group AG (The) (Registered)	18,905
		166,218
	Total Switzerland	7,970,732
	Thailand (0.3%)
	Commercial Banks
5,500	Bangkok Bank PCL	34,163
9,900	Bangkok Bank PCL (Foreign Registered)	62,459
22,100	Bank of Ayudhya PCL (Foreign)	20,303
7,000	Kasikornbank PCL	37,219
13,600	Kasikornbank PCL (Foreign)	72,091
30,600	Krung Thai Bank PCL	17,912
17,800	Siam Commercial Bank PCL (Foreign)	87,119
	Total Thailand	331,266
	United Kingdom (22.4%)
	Aerospace & Defense
34,102	BAE Systems PLC	163,376
18,140	Cobham PLC	66,680
16,402	Rolls-Royce Holdings PLC (d)	219,206
		449,262
	Beverages
24,840	Diageo PLC	625,252
	Capital Markets
7,704	3i Group PLC	23,893
5,144	ICAP PLC	31,698
3,373	Investec PLC	19,444
20,565	Man Group PLC	34,543
2,284	Schroders PLC	52,561
		162,139
	Chemicals
1,911	Johnson Matthey PLC	71,766

NUMBER OF SHARES		VALUE
	Commercial Banks
66,316	Barclays PLC	$234,890
215,622	HSBC Holdings PLC	1,942,478
94,546	Lloyds Banking Group PLC (d)	47,581
177,365	Royal Bank of Scotland Group PLC (d)	69,860
27,563	Standard Chartered PLC	673,664
		2,968,473
	Commercial Services & Supplies
12,385	Aggreko PLC	452,442
4,556	G4S PLC	20,674
1,852	Serco Group PLC	16,305
		489,421
	Construction & Engineering
14,043	Balfour Beatty PLC	59,483
	Containers & Packaging
7,876	Rexam PLC	54,962
	Diversified Telecommunication Services
93,863	BT Group PLC	321,112
	Electric Utilities
13,950	SSE PLC	299,067
	Energy Equipment & Services
3,695	AMEC PLC	68,061
2,898	Petrofac Ltd.	81,600
		149,661
	Food & Staples Retailing
13,046	J Sainsbury PLC	65,190
67,485	Tesco PLC	347,566
		412,756
	Food Products
10,182	Unilever PLC	347,507
	Health Care Equipment & Supplies
17,251	Smith & Nephew PLC	169,800
	Hotels, Restaurants & Leisure
3,425	Carnival PLC	111,336

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
24,002	Compass Group PLC	$250,856
4,888	Intercontinental Hotels Group PLC	116,373
9,998	TUI Travel PLC (a)	30,991
2,883	Whitbread PLC	90,161
		599,717
	Household Products
7,345	Reckitt Benckiser Group PLC	427,578
	Independent Power Producers & Energy Traders
4,314	International Power PLC	29,195
	Industrial Conglomerates
3,494	Smiths Group PLC	60,673
	Insurance
1,798	Admiral Group PLC	35,337
26,507	Aviva PLC	132,539
71,100	Legal & General Group PLC	135,696
44,499	Old Mutual PLC	106,737
20,110	Prudential PLC	246,243
3,330	Resolution Ltd.	12,095
34,960	RSA Insurance Group PLC	59,573
19,165	Standard Life PLC	69,546
		797,766
	Machinery
6,676	Invensys PLC	24,063
	Media
23,145	British Sky Broadcasting Group PLC	254,670
13,002	Pearson PLC	244,771
15,530	Reed Elsevier PLC	128,539
49,043	WPP PLC	663,398
		1,291,378
	Metals & Mining
11,462	Anglo American PLC	440,488
7,988	BHP Billiton PLC	255,969
13,612	Rio Tinto PLC	758,270
12,598	Xstrata PLC	240,743
		1,695,470

NUMBER OF SHARES		VALUE
	Multi-Utilities
33,839	Centrica PLC	$168,541
32,306	National Grid PLC	348,918
		517,459
	Multiline Retail
20,663	Marks & Spencer Group PLC	119,717
2,785	Next PLC	132,384
		252,101
	Oil, Gas & Consumable Fuels
32,972	BG Group PLC	776,166
126,168	BP PLC	911,173
36,068	Royal Dutch Shell PLC, Class A	1,283,667
26,821	Royal Dutch Shell PLC, Class B	977,852
557	Tullow Oil PLC	13,867
		3,962,725
	Pharmaceuticals
13,431	AstraZeneca PLC	588,414
49,530	GlaxoSmithKline PLC	1,145,447
		1,733,861
	Professional Services
1,773	Capita Group PLC (The)	19,077
8,775	Experian PLC	138,493
		157,570
	Real Estate Investment Trusts (REITs)
9,395	British Land Co., PLC REIT	74,620
6,556	Capital Shopping Centres Group PLC REIT	34,579
8,687	Hammerson PLC REIT	58,874
8,271	Land Securities Group PLC REIT	97,652
8,784	Segro PLC REIT	31,519
		297,244
	Semiconductors & Semiconductor Equipment
25,507	ARM Holdings PLC	216,911

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2012 (unaudited) continued

NUMBER OF SHARES		VALUE
	Software
20,512	Sage Group PLC (The)	$95,240
	Specialty Retail
15,420	Kingfisher PLC	72,698
	Textiles, Apparel & Luxury Goods
1,565	Burberry Group PLC	37,717
	Tobacco
13,243	British American Tobacco PLC	678,934
5,837	Imperial Tobacco Group PLC	233,412
		912,346
	Trading Companies & Distributors
4,063	Bunzl PLC	67,455
783	Wolseley PLC	29,773
		97,228
	Water Utilities
4,677	Severn Trent PLC	128,276
1,972	United Utilities Group PLC	19,794
		148,070
	Wireless Telecommunication Services
593,962	Vodafone Group PLC	1,643,519
	Total United Kingdom	21,651,190
	United States (0.0%)
	Real Estate Management & Development
1,774	Lend Lease Group REIT (Stapled Securities) (b)(c)	13,771
	Total Common Stocks (Cost $83,584,338)	83,300,899
	Preferred Stock (0.0%)
	United Kingdom
	Aerospace & Defense
1,738,612	Rolls-Royce Holdings PLC, Class C (Cost $2,806) (d)	2,822

NUMBER OF SHARES		VALUE
	Rights (0.0%)
	Brazil
1	Cia de Bebidas das Americas (d)	$—
54	Itausa - Investimentos Itau SA (d)	16
	Total Rights (Cost $0)	16
PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investments (18.7%)
	Securities held as Collateral on Loaned Securities (7.4%)
	Repurchase Agreements (2.0%)
$761	Barclays Capital, Inc. (0.20%, dated 04/30/12, due 05/01/12; proceeds $760,572; fully collateralized by a U.S. Government Agency; Federal Home Loan Mortgage Corporation 4.00% due 08/01/41; valued at $775,779)	760,568
1,184	Merrill Lynch & Co., Inc. (0.21%, dated 04/30/12, due 05/01/12; proceeds $1,184,320; fully collateralized by a U.S. Government Agency; Federal Home Loan Mortgage Corporation 4.50% due 07/01/41; valued at $1,207,999)	1,184,312
	Total Repurchase Agreements (Cost $1,944,880)	1,944,880

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2012 (unaudited) continued

NUMBER OF SHARES (000)		VALUE
	Investment Company (5.4%)
5,237	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $5,237,227)	$5,237,227
	Total Securities held as Collateral on Loaned Securities (Cost $7,182,107)	7,182,107
	Investment Company (11.3%)
10,903	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $10,902,618)	10,902,618
	Total Short-Term Investments (Cost $18,084,725)	18,084,725
Total Investments (Cost $101,671,869) (g)	105.1%	101,388,462
Liabilities in Excess of Other Assets	(5.1)	(4,938,432)
Net Assets	100.0%	$96,450,030

  CDI  CHESS Depositary Interest.

  CVA  Certificaten Van Aandelen.

  FDR  Fiduciary Depositary Receipt.

  VVPR  Verminderde Voorheffing Précompte Réduit.

  (a)  All or a portion of this security was on loan at April 30, 2012.

  (b)  Comprised of securities in separate entities that are traded as a single stapled security.

  (c)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

  (d)  Non-income producing security.

  (e)  Security trades on the Hong Kong exchange.

  (f)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (g)  Securities are available for collateral in connection with open foreign currency exchange contracts and futures contracts.

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2012 (unaudited) continued

Foreign Currency Exchange Contracts Open at April 30, 2012:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Mellon Bank		$1,219,186	AUD	1,176,991	05/24/12	$4,312
Credit Suisse London Branch		$104,164	CAD	103,049	05/24/12	102
Credit Suisse London Branch		$186,431	CHF	170,421	05/24/12	1,371
UBS AG		$16,564	CHF	15,143	05/24/12	123
JPMorgan Chase Bank		$775,081	EUR	589,735	05/24/12	5,613
Credit Suisse London Branch		$5,154,188	EUR	3,921,580	05/24/12	37,221
Deutsche Bank AG London		$1,784,277	EUR	1,357,484	05/24/12	12,768
Mellon Bank		$909,711	EUR	692,143	05/24/12	6,551
Royal Bank of Scotland		$277,949	EUR	211,472	05/24/12	2,000
UBS AG		$1,132,564	EUR	861,718	05/24/12	8,182
UBS AG		$490,481	GBP	308,015	05/24/12	9,330
State Street Bank and Trust Co.		$150,611	HKD	1,168,596	05/24/12	19
Royal Bank of Scotland		$527,456	JPY	42,594,189	05/24/12	6,135
Credit Suisse London Branch	CAD	1,092,758		$1,105,647	05/24/12	(11)
Credit Suisse London Branch	CHF	185,563		$202,880	05/24/12	(1,609)
UBS AG	EUR	176,593		$232,138	05/24/12	(1,637)
Deutsche Bank AG London	GBP	375,886		$598,538	05/24/12	(11,404)
UBS AG	GBP	96,366		$154,723	05/24/12	(1,648)
			Net Unrealized Appreciation			$77,418

See Notes to Financial Statements

Morgan Stanley International Fund

Portfolio of Investments  ■  April 30, 2012 (unaudited) continued

Futures Contracts Open at April 30, 2012:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
18	Long	DAX Index, Jun-12	$4,035,632	$(102,382)
25	Long	TOPIX Index, Jun-12	2,512,838	(61,377)
17	Long	Hang Seng Index, May-12	2,294,085	47,425
12	Long	ASX SPI 200 Index, Jun-12	1,374,436	56,265
11	Long	FTSE 100 Index, Jun-12	1,020,236	(15,352)
14	Long	Hang Seng China ENT Index, May-12	993,523	26,525
		Net Unrealized Depreciation		$(48,896)

Currency Abbreviations:

  AUD  Australian Dollar.

  CAD  Canadian Dollar.

  CHF  Swiss Franc.

  EUR  Euro.

  GBP  British Pound.

  HKD  Hong Kong Dollar.

  JPY  Japanese Yen.

See Notes to Financial Statements

Morgan Stanley International Fund

Summary of Investments  ■  April 30, 2012 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Investment Companies	$10,902,618	11.6%
Commercial Banks	9,563,976	10.1
Pharmaceuticals	7,444,253	7.9
Oil, Gas & Consumable Fuels	5,656,567	6.0
Metals & Mining	4,346,841	4.6
Chemicals	3,726,472	4.0
Food Products	3,524,043	3.7
Insurance	3,215,429	3.4
Automobiles	2,941,875	3.1
Machinery	2,888,559	3.1
Diversified Telecommunication Services	2,438,349	2.6
Industrial Conglomerates	2,207,090	2.3
Wireless Telecommunication Services	2,150,535	2.3
Beverages	1,722,596	1.8
Media	1,697,864	1.8
Electronic Equipment, Instruments & Components	1,557,295	1.7
Real Estate Management & Development	1,486,447	1.6
Semiconductors & Semiconductor Equipment	1,484,261	1.6
Electrical Equipment	1,442,570	1.5
Capital Markets	1,347,098	1.4
Tobacco	1,197,514	1.3
Real Estate Investment Trusts (REITs)	1,142,304	1.2
Food & Staples Retailing	1,138,587	1.2
Trading Companies & Distributors	1,112,458	1.2
Software	1,111,307	1.2
Electric Utilities	1,086,015	1.2
Specialty Retail	904,339	1.0
Auto Components	901,411	1.0
Construction & Engineering	900,511	1.0
Hotels, Restaurants & Leisure	880,463	0.9
Commercial Services & Supplies	812,503	0.9
Diversified Financial Services	800,249	0.8
Multi-Utilities	772,562	0.8
Health Care Equipment & Supplies	723,429	0.8
Road & Rail	721,321	0.8
Household Durables	696,130	0.7
Communications Equipment	649,124	0.7

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Household Products	$625,207		0.7%
Energy Equipment & Services	621,730		0.7
Aerospace & Defense	595,413		0.6
Building Products	478,812		0.5
Computers & Peripherals	471,399		0.5
Paper & Forest Products	411,461		0.4
Multiline Retail	355,005		0.4
Office Electronics	349,727		0.4
Construction Materials	313,510		0.3
Textiles, Apparel & Luxury Goods	287,723		0.3
Marine	283,309		0.3
Air Freight & Logistics	281,505		0.3
Professional Services	251,947		0.3
Leisure Equipment & Products	250,866		0.3
Information Technology Services	223,748		0.2
Health Care Providers & Services	182,781		0.2
Water Utilities	155,923		0.2
Containers & Packaging	129,870		0.1
Independent Power Producers & Energy Traders	111,805		0.1
Personal Products	103,814		0.1
Airlines	98,840		0.1
Gas Utilities	92,011		0.1
Internet Software & Services	79,848		0.1
Diversified Consumer Services	42,358		0.0	+
Transportation Infrastructure	39,445		0.0	+
Consumer Finance	34,549		0.0	+
Biotechnology	19,519		0.0	+
Life Sciences Tools & Services	18,083		0.0	+
Distributors	1,182		0.0	+
	$94,206,355	++	100.0%

  +  Value is less than 0.05%.

  ++  Does not reflect the value of securities held as collateral on loaned securities. Also does not include open long futures contracts with an underlying face amount of $12,230,750 with net unrealized depreciation of $48,896 and open foreign currency exchange contracts with net unrealized appreciation of $77,418.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Statements

Statement of Assets and Liabilities

April 30, 2012 (unaudited)

Assets:
Investments in securities, at value (cost $84,844,539) (including $6,932,948 for securities loaned)	$84,893,512
Investment in affiliate, at value (cost $16,827,330)	16,494,950
Total investments in securities, at value (cost $101,671,869)	101,388,462
Unrealized appreciation on open foreign currency exchange contracts	93,727
Foreign currency (cost of $615,871)	618,891
Receivable for:
Variation margin	796,074
Investments sold	516,859
Dividends	516,191
Foreign withholding taxes reclaimed	119,802
Interest and dividends from affiliates	7,144
Shares of beneficial interest sold	1,519
Prepaid expenses and other assets	25,170
Total Assets	104,083,839
Liabilities:
Collateral on securities loaned, at value	7,182,107
Unrealized depreciation on open foreign currency exchange contracts	16,309
Payable for:
Shares of beneficial interest redeemed	149,365
Transfer agent fee	83,870
Advisory fee	51,834
Distribution fee	30,879
Administration fee	6,536
Investments purchased	2,726
Deferred Capital Gain Country Tax	7,863
Accrued expenses and other payables	102,320
Total Liabilities	7,633,809
Net Assets	$96,450,030
Composition of Net Assets:
Paid-in-capital	$113,614,628
Net unrealized depreciation (Net of $7,863 Deferred Capital Gain Country Tax)	(249,793)
Accumulated undistributed net investment income	116,305
Accumulated net realized loss	(17,031,110)
Net Assets	$96,450,030
Class A Shares:
Net Assets	$79,225,543
Shares Outstanding (unlimited shares authorized, $.01 par value)	6,978,865
Net Asset Value Per Share	$11.35
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$11.98
Class B Shares:
Net Assets	$5,195,338
Shares Outstanding (unlimited shares authorized, $.01 par value)	461,071
Net Asset Value Per Share	$11.27
Class C Shares:
Net Assets	$11,171,070
Shares Outstanding (unlimited shares authorized, $.01 par value)	1,006,115
Net Asset Value Per Share	$11.10
Class I Shares:
Net Assets	$691,138
Shares Outstanding (unlimited shares authorized, $.01 par value)	60,512
Net Asset Value Per Share	$11.42
Class R Shares:
Net Assets	$80,829
Shares Outstanding (unlimited shares authorized, $.01 par value)	7,150
Net Asset Value Per Share	$11.30
Class W Shares:
Net Assets	$86,112
Shares Outstanding (unlimited shares authorized, $.01 par value)	7,604
Net Asset Value Per Share	$11.32

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Statements continued

Statement of Operations

For the six months ended April 30, 2012 (unaudited)

Net Investment Income: Income
Dividends (net of $130,824 foreign withholding tax)	$1,488,262
Income from securities loaned - net	24,749
Dividends from affiliates (Note 6)	13,037
Interest	118
Total Income	1,526,166
Expenses
Advisory fee (Note 4)	317,555
Distribution fee (Class A shares) (Note 5)	99,242
Distribution fee (Class B shares) (Note 5)	31,668
Distribution fee (Class C shares) (Note 5)	55,655
Distribution fee (Class R shares) (Note 5)	195
Distribution fee (Class W shares) (Note 5)	146
Transfer agent fees and expenses	132,449
Custodian fees	75,084
Administration fee (Note 4)	39,096
Shareholder reports and notices	36,620
Registration fees	36,011
Professional fees	35,105
Trustees' fees and expenses	1,822
Other	45,016
Total Expenses	905,664
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(8,441)
Net Expenses	897,223
Net Investment Income	628,943
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	1,176,861
Futures contracts	831,348
Foreign currency exchange contracts	(468,238)
Foreign currency translation	149
Net Realized Gain	1,540,120
Change in Unrealized Appreciation/Depreciation on:
Investments (Net of Increase in Deferred Capital Gain Country tax accruals of $7,319)	561,529
Investments in affiliates (Note 6)	37,739
Futures contracts	(501,682)
Foreign currency exchange contracts	(32,719)
Foreign currency translation	23,163
Net Change in Unrealized Appreciation/Depreciation	88,030
Net Gain	1,628,150
Net Increase	$2,257,093

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED	FOR THE YEAR ENDED
	APRIL 30, 2012	OCTOBER 31, 2011
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$628,943	$1,457,488
Net realized gain	1,540,120	3,725,183
Net change in unrealized appreciation/depreciation	88,030	(14,190,118)
Net Increase (Decrease)	2,257,093	(9,007,447)
Dividends to Shareholders from Net Investment Income:
Class A shares	(887,405)	(1,252,005)
Class B shares	—	(29,130)
Class C shares	(18,007)	(73,316)
Class I shares	(8,073)	(9,843)
Class R shares	(666)	(921)
Class W shares	(857)	(1,057)
Total Dividends	(915,008)	(1,366,272)
Net decrease from transactions in shares of beneficial interest	(10,292,472)	(22,590,414)
Net Decrease	(8,950,387)	(32,964,133)
Net Assets:
Beginning of period	105,400,417	138,364,550
End of Period (Including accumulated undistributed net investment income of $116,305 and $402,370, respectively)	$96,450,030	$105,400,417

See Notes to Financial Statements

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2012 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley International Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on October 23, 1998 and commenced operations June 28, 1999. On March 31, 2008, the Fund commenced offering Class R and Class W shares.

The Fund offers Class A shares, Class B shares, Class C shares, Class I shares, Class R shares and Class W shares. The six classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares, Class R shares, and Class W shares are not subject to a sales charge. Additionally, Class A shares, Class B shares, Class C shares, Class R shares and Class W shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, Class I shares, Class R shares and Class W shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) For equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other domestic exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (4) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security's fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and foreign currency exchange contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on foreign currency exchange contracts and foreign currency translations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities held.

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

E. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at April 30, 2012 were $6,932,948 and $7,371,334, respectively. The Fund received cash collateral of which $7,182,107 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. The remaining collateral of $189,227 was received in the form of a common stock and U.S. Government Obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

H. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2012.

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Common Stocks
Aerospace & Defense	$592,591	$—	$—	$592,591
Air Freight & Logistics	281,505	—	—	281,505
Airlines	98,840	—	—	98,840
Auto Components	901,411	—	—	901,411
Automobiles	2,941,875	—	—	2,941,875
Beverages	1,722,596	—	—	1,722,596
Biotechnology	19,519	—	—	19,519
Building Products	478,812	—	—	478,812

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Capital Markets	$1,347,098	$—	$—	$1,347,098
Chemicals	3,726,472	—	—	3,726,472
Commercial Banks	9,438,642	125,334	—	9,563,976
Commercial Services & Supplies	812,503	—	—	812,503
Communications Equipment	649,124	—	—	649,124
Computers & Peripherals	471,399	—	—	471,399
Construction & Engineering	900,511	—	—	900,511
Construction Materials	313,510	—	—	313,510
Consumer Finance	34,549	—	—	34,549
Containers & Packaging	129,870	—	—	129,870
Distributors	1,182	—	—	1,182
Diversified Consumer Services	42,358	—	—	42,358
Diversified Financial Services	800,249	—	—	800,249
Diversified Telecommunication Services	2,438,349	—	—	2,438,349
Electric Utilities	1,086,015	—	—	1,086,015
Electrical Equipment	1,442,570	—	—	1,442,570
Electronic Equipment, Instruments & Components	1,557,295	—	—	1,557,295
Energy Equipment & Services	621,730	—	—	621,730
Food & Staples Retailing	1,138,587	—	—	1,138,587
Food Products	3,524,043	—	—	3,524,043
Gas Utilities	92,011	—	—	92,011
Health Care Equipment & Supplies	723,429	—	—	723,429
Health Care Providers & Services	182,781	—	—	182,781
Hotels, Restaurants & Leisure	880,463	—	—	880,463
Household Durables	696,130	—	—	696,130
Household Products	625,207	—	—	625,207
Independent Power Producers & Energy Traders	111,805	—	—	111,805
Industrial Conglomerates	2,207,090	—	—	2,207,090
Information Technology Services	223,748	—	—	223,748
Insurance	3,215,413	—	—	3,215,413
Internet Software & Services	79,848	—	—	79,848
Leisure Equipment & Products	250,866	—	—	250,866
Life Sciences Tools & Services	18,083	—	—	18,083
Machinery	2,888,559	—	—	2,888,559
Marine	283,309	—	—	283,309
Media	1,697,864	—	—	1,697,864
Metals & Mining	4,346,841	—	—	4,346,841
Multi-Utilities	772,562	—	—	772,562
Multiline Retail	355,005	—	—	355,005

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Office Electronics	$349,727	$—	$—	$349,727
Oil, Gas & Consumable Fuels	5,656,567	—	—	5,656,567
Paper & Forest Products	411,461	—	—	411,461
Personal Products	103,814	—	—	103,814
Pharmaceuticals	7,444,253	—	—	7,444,253
Professional Services	251,947	—	—	251,947
Real Estate Investment Trusts (REITs)	1,142,304	—	—	1,142,304
Real Estate Management & Development	1,486,447	—	—	1,486,447
Road & Rail	721,321	—	—	721,321
Semiconductors & Semiconductor Equipment	1,484,261	—	—	1,484,261
Software	1,111,307	—	—	1,111,307
Specialty Retail	904,339	—	—	904,339
Textiles, Apparel & Luxury Goods	287,723	—	—	287,723
Tobacco	1,197,514	—	—	1,197,514
Trading Companies & Distributors	1,112,458	—	—	1,112,458
Transportation Infrastructure	39,445	—	—	39,445
Water Utilities	155,923	—	—	155,923
Wireless Telecommunication Services	2,150,535	—	—	2,150,535
Total Common Stocks	83,175,565	125,334	—	83,300,899
Preferred Stock	—	2,822	—	2,822
Rights	—	16	—	16
Short-Term Investments
Repurchase Agreements	—	1,944,880	—	1,944,880
Investment Company	16,139,845	—	—	16,139,845
Total Short-Term Investments	16,139,845	1,944,880	—	18,084,725
Foreign Currency Exchange Contracts	—	93,727	—	93,727
Futures Contracts	130,215	—	—	130,215
Total Assets	99,445,625	2,166,779	—	101,612,404
Liabilities:
Foreign Currency Exchange Contracts	—	(16,309)	—	(16,309)
Futures Contracts	(179,111)	—	—	(179,111)
Total Liabilities	(179,111)	(16,309)	—	(195,420)
Total	$99,266,514	$2,150,470	$—	$101,416,984

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of April 30, 2012, securities with a total value of $81,152,258 transferred from

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

Level 2 to Level 1. At October 31, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

3. Derivatives

The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Exchange Contracts In connection with its investments in foreign securities, the Fund entered into contracts with banks, brokers or dealers to purchase or sell foreign currencies at a future date. A foreign currency exchange contract ("currency contracts") is a negotiated agreement between two parties to exchange specified amounts of two or more currencies at a specified future time at a specified rate. The rate specified by the currency contract can be higher or lower than the spot rate between the currencies that are the subject of the currency contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Hedging the Fund's currency risks involves the risk of mismatching the Fund's objectives under a currency contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the term of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or (loss). The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

FASB ASC 815, Derivatives and Hedging: Overall ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of April 30, 2012.

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Equity Risk	Variation margin	$130,215	†	Variation margin	$(179,111)†
Foreign Currency Risk	Unrealized appreciation on open foreign currency exchange contracts	93,727		Unrealized depreciation on open foreign currency exchange contracts	(16,309)
		$223,942			$(195,420)

†  Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended April 30, 2012 in accordance with ASC 815.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES	FOREIGN CURRENCY EXCHANGE
Equity Risk	$831,348	—
Foreign Currency Risk	—	$(468,238)
Total	$831,348	$(468,238)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES	FOREIGN CURRENCY EXCHANGE
Equity Risk	$(501,682)	—
Foreign Currency Risk	—	$(32,719)
Total	$(501,682)	$(32,719)

For the six months ended April 30, 2012, the average monthly original value of futures contracts was $10,728,892 and the average monthly principal amount of foreign currency exchange contracts was $18,592,579.

4. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

determined at the close of each business day: 0.65% to the portion of the daily net assets not exceeding $1 billion and 0.60% to the portion of the daily net assets exceeding $1 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.00% of the average daily net assets of Class B shares; and (iii) Class C — up to 1.00% of the average daily net assets of Class C shares; (iv) Class R — up to 0.50% of the average daily net assets of Class R shares; and (v) Class W — up to 0.35% of the average daily net assets of Class W shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $18,125,772 at April 30, 2012.

In the case of Class A, Class C, Class R and Class W shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 1.00%, 0.50% or 0.35% of the average daily net assets of Class A, Class C, Class R or Class W shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Smith Barney Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2012, the distribution fee was accrued for Class A, Class C, Class R and Class W shares at the annual rate of 0.25%, 0.99%, 0.50% and 0.35%, respectively.

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

The Distributor has informed the Fund that for the six months ended April 30, 2012, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $2,822 and $426, respectively, and received $2,087 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

6. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended April 30, 2012 aggregated $8,896,727 and $20,475,983, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended April 30, 2012, advisory fees paid were reduced by $8,441 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended April 30, 2012 is as follows:

VALUE OCTOBER 31, 2011	PURCHASES AT COST	SALES	DIVIDEND INCOME	VALUE APRIL 30, 2012
$15,467,818	$20,440,799	$19,768,772	$8,103	$16,139,845

For the six months ended April 30, 2012, the Fund had transactions with Mitsubishi UFJ Financial Group, Inc., an affiliate of the Adviser, Administrator and Distributor:

VALUE OCTOBER 31, 2011	PURCHASES AT COST	SALES	REALIZED LOSS	DIVIDEND INCOME	VALUE APRIL 30, 2012
$317,366	—	—	—	$4,934	$355,105

For the six months ended April 30, 2012, the Fund incurred brokerage commissions of $792 with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under Section 17 of the Act, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

Morgan Stanley Services Company Inc., an affiliate of the Adviser and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

7. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in ''Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended October 31, 2011, remains subject to examination by taxing authorities.

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2011 and 2010 was as follows:

2011 DISTRIBUTIONS PAID FROM: ORDINARY INCOME	2010 DISTRIBUTIONS PAID FROM: ORDINARY INCOME
$1,366,272	$2,728,292

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to foreign currency losses, tax adjustments on passive foreign investment companies ("PFICs") sold by the Fund and an expired capital loss carryforward, resulted in the following reclassifications among the Fund's components of net assets at October 31, 2011:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$(719,196)	$7,892,953	$(7,173,757)

At October 31, 2011, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS
$602,089	—

At April 30, 2012, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $10,549,511 and the aggregate gross unrealized depreciation is $10,832,918 resulting in net unrealized depreciation of $283,407.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At October 31, 2011, the Fund had available for Federal income tax purposes capital loss carryforwards, which will expire on the indicated dates:

AMOUNT	EXPIRATION
$14,780,909	October 31, 2017
798,093	October 31, 2018

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended October 31, 2011, the Fund utilized capital loss carryforwards for U.S. Federal income tax purposes of $3,584,030.

8. Expense Offset

The Fund has entered into an arrangement with State Street (the "Custodian"), whereby credits realized on uninvested cash balances were used to offset a portion of the Fund's expenses. If applicable, these custodian credits are shown as "expense offset" in the Statement of Operations.

9. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

At April 30, 2012, investments in securities of issuers in United Kingdom and the Japan represented 22.4% and 20.9%, respectively, of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these countries.

At April 30, 2012, the Fund's cash balance consisted of interest bearing deposits with State Street, the Fund's Custodian.

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

10. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2012		FOR THE YEAR ENDED OCTOBER 31, 2011
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	66,049	$717,006	239,164	$2,966,253
Conversion from Class B	124,217	1,391,587	229,694	2,845,003
Reinvestment of dividends	82,823	860,534	97,533	1,212,331
Redeemed	(900,618)	(9,866,194)	(1,674,626)	(20,588,427)
Net decrease — Class A	(627,529)	(6,897,067)	(1,108,235)	(13,564,840)
CLASS B SHARES
Sold	4,048	44,753	14,781	181,764
Conversion to Class A	(125,079)	(1,391,587)	(232,571)	(2,845,003)
Reinvestment of dividends	—	—	2,214	27,271
Redeemed	(93,771)	(1,026,331)	(281,682)	(3,434,191)
Net decrease — Class B	(214,802)	(2,373,165)	(497,258)	(6,070,159)
CLASS C SHARES
Sold	3,768	40,620	14,747	175,873
Reinvestment of dividends	1,707	17,391	5,832	70,914
Redeemed	(107,233)	(1,138,668)	(264,764)	(3,201,181)
Net decrease — Class C	(101,758)	(1,080,657)	(244,185)	(2,954,394)
CLASS I SHARES
Sold	14,363	158,343	1,843	24,048
Reinvestment of dividends	657	6,863	676	8,456
Redeemed	(9,697)	(106,855)	(2,364)	(28,785)
Net increase — Class I	5,323	58,351	155	3,719
CLASS R SHARES
Sold	—	—	141	1,804
Reinvestment of dividends	1	7	5	57
Redeemed	—	—	(512)	(6,673)
Net increase (decrease) — Class R	1	7	(366)	(4,812)
CLASS W SHARES
Reinvestment of dividends	6	59	5	72
Net increase — Class W	6	59	5	72
Net decrease in Fund	(938,759)	$(10,292,472)	(1,849,884)	$(22,590,414)

Morgan Stanley International Fund

Notes to Financial Statements  ■  April 30, 2012 (unaudited) continued

11. Accounting Pronouncement

In May 2011, FASB issued Accounting Standards Update ("ASU") 2011-04. The amendments in this update are the results of the work of FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements, which are effective during interim and annual periods beginning after December 15, 2011. Consequently, these amendments improve the comparability of fair value measurements presented and disclosed in the financial statements prepared in accordance with GAAP and International Financial Reporting Standards. At this time, the Fund's management is evaluating the implications of ASU 2011-04.

12. Subsequent Events

The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization by and between the Fund and Morgan Stanley Institutional Fund, Inc., on behalf of its series Active International Allocation Portfolio (Active International Allocation), pursuant to which substantially all of the assets of the Fund would be combined with those of Active International Allocation and shareholders of the Fund would become shareholders of Active International Allocation, receiving shares of Active International Allocation equal to the value of their holdings in the Fund (the "Reorganization"). Each shareholder of the Fund would receive the Class of shares of Active International Allocation that corresponds to the Class of shares of the Fund currently held by that shareholder. The Reorganization is subject to the approval of shareholders of the Fund at a special meeting of shareholders scheduled to be held during the third quarter of 2012.

Effective as of the close of business on May 16, 2012, the Fund is suspending the continuous offering of its Class R shares and Class W shares and thus, no further purchases of Class R shares and Class W shares of the Fund may be made by investors. In addition, Class B shares of the Fund will be closed for purchases by new investors.

Effective as of the close of business on June 12, 2012, Class A, Class C and Class I shares of the Fund will be closed for purchases by new investors.

Morgan Stanley International Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2012		2011		2010^		2009^		2008^		2007^
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.19		$12.30		$11.32		$9.29		$16.94		$13.14
Income (loss) from investment operations:
Net investment income(1)	0.08		0.16		0.11		0.12		0.24		0.15
Net realized and unrealized gain (loss)	0.20		(1.12)		1.10		1.91		(7.61)		3.86
Total income (loss) from investment operations	0.28		(0.96)		1.21		2.03		(7.37)		4.01
Less dividends and distributions from net investment income	(0.12)		(0.15)		(0.23)		—		(0.28)		(0.21)
Net asset value, end of period	$11.35		$11.19		$12.30		$11.32		$9.29		$16.94
Total Return(2)	2.61	%(7)	(7.95)%		10.79%		21.85%		(44.19)%		31.03%
Ratios to Average Net Assets(3):
Total expenses	1.70	%(4)(8)	1.57	%(4)	1.50	%(4)	1.69	%(4)	1.36	%(4)	1.33	%(4)(5)
Net investment income	1.42	%(4)(8)	1.29	%(4)	0.97	%(4)	1.30	%(4)	1.71	%(4)	1.18	%(4)(5)
Rebate from Morgan Stanley affiliate	0.02	%(8)	0.01%		0.02%		0.01%		0.01%		0.00	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$79,226		$85,116		$107,160		$113,446		$104,619		$193,043
Portfolio turnover rate	10	%(7)	33%		15%		36%		31%		22%

  ^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  If the Fund had borne all of its expenses that were waived by the Adviser and Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2007	1.34%	1.17%

  (6)  Amount is less than 0.005%.

  (7)  Not annualized.

  (8)  Annualized.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2012		2011		2010^		2009^		2008^		2007^
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.02		$12.08		$11.11		$9.19		$16.69		$12.97
Income (loss) from investment operations:
Net investment income(1)	0.04		0.07		0.02		0.05		0.13		0.08
Net realized and unrealized gain (loss)	0.21		(1.10)		1.08		1.87		(7.53)		3.75
Total income (loss) from investment operations	0.25		(1.03)		1.10		1.92		(7.40)		3.83
Less dividends from net investment income	—		(0.03)		(0.13)		—		(0.10)		(0.11)
Net asset value, end of period	$11.27		$11.02		$12.08		$11.11		$9.19		$16.69
Total Return(2)	2.27	%(7)	(8.58)%		9.95%		20.89%		(44.49)%		29.58%
Ratios to Average Net Assets(3):
Total expenses	2.45	%(4)(8)	2.32	%(4)	2.25	%(4)	2.44	%(4)	2.10	%(4)	2.08	%(4)(5)
Net investment income	0.67	%(4)(8)	0.54	%(4)	0.22	%(4)	0.55	%(4)	0.90	%(4)	0.43	%(4)(5)
Rebate from Morgan Stanley affiliate	0.02	%(8)	0.01%		0.02%		0.01%		0.01%		0.00	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$5,195		$7,448		$14,175		$21,247		$30,185		$99,635
Portfolio turnover rate	10	%(7)	33%		15%		36%		31%		22%

  ^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  If the Fund had borne all of its expenses that were waived by the Adviser and Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	INVESTMENT NET INCOME RATIO
October 31, 2007	2.09%	0.42%

  (6)  Amount is less than 0.005%.

  (7)  Not annualized.

  (8)  Annualized.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2012		2011		2010^		2009^		2008^		2007^
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.88		$11.95		$11.02		$9.11		$16.63		$12.94
Income (loss) from investment operations:
Net investment income(1)	0.04		0.07		0.02		0.05		0.13		0.06
Net realized and unrealized gain (loss)	0.20		(1.08)		1.06		1.86		(7.47)		3.76
Total income (loss) from investment operations	0.24		(1.01)		1.08		1.91		(7.34)		3.82
Less dividends from net investment income	(0.02)		(0.06)		(0.15)		—		(0.18)		(0.13)
Net asset value, end of period	$11.10		$10.88		$11.95		$11.02		$9.11		$16.63
Total Return(2)	2.19	%(7)	(8.54)%		9.89%		20.97%		(44.50)%		29.58%
Ratios to Average Net Assets(3):
Total expenses	2.44	%(4)(8)	2.31	%(4)	2.25	%(4)	2.44	%(4)	2.07	%(4)	2.08	%(4)(5)
Net investment income	0.68	%(4)(8)	0.55	%(4)	0.22	%(4)	0.55	%(4)	0.96	%(4)	0.43	%(4)(5)
Rebate from Morgan Stanley affiliate	0.02	%(8)	0.01%		0.02%		0.01%		0.01%		0.00	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$11,171		$12,050		$16,163		$17,507		$16,660		$37,085
Portfolio turnover rate	10	%(7)	33%		15%		36%		31%		22%

  ^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  If the Fund had borne all of its expenses that were waived by the Adviser and Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	INVESTMENT NET INCOME RATIO
October 31, 2007	2.09%	0.42%

  (6)  Amount is less than 0.005%.

  (7)  Not annualized.

  (8)  Annualized.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2012		2011		2010^		2009^		2008^		2007^
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.28		$12.39		$11.40		$9.33		$17.00		$13.23
Income (loss) from investment operations:
Net investment income(1)	0.09		0.19		0.14		0.16		0.27		0.21
Net realized and unrealized gain (loss)	0.21		(1.12)		1.10		1.91		(7.64)		3.83
Total income (loss) from investment operations	0.30		(0.93)		1.24		2.07		(7.37)		4.04
Less dividends from net investment income	(0.16)		(0.18)		(0.25)		—		(0.30)		(0.27)
Net asset value, end of period	$11.42		$11.28		$12.39		$11.40		$9.33		$17.00
Total Return(2)	2.75	%(7)	(7.66)%		11.05%		22.19%		(44.16)%		31.33%
Ratios to Average Net Assets(3):
Total expenses	1.45	%(4)(8)	1.32	%(4)	1.25	%(4)	1.44	%(4)	1.10	%(4)	1.08	%(4)(5)
Net investment income	1.67	%(4)(8)	1.54	%(4)	1.22	%(4)	1.55	%(4)	1.95	%(4)	1.43	%(4)(5)
Rebate from Morgan Stanley affiliate	0.02	%(8)	0.01%		0.02%		0.01%		0.01%		0.00	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$691		$623		$682		$733		$10,085		$22,888
Portfolio turnover rate	10	%(7)	33%		15%		36%		31%		22%

  ^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  If the Fund had borne all of its expenses that were waived by the Adviser and Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2007	1.09%	1.42%

  (6)  Amount is less than 0.005%.

  (7)  Not annualized.

  (8)  Annualized.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE SIX	FOR THE YEAR ENDED OCTOBER 31,			FOR THE PERIOD MARCH 31, 2008@@@
	MONTHS ENDED				THROUGH
	APRIL 30, 2012	2011	2010^	2009^	OCTOBER 31, 2008^
	(unaudited)
Class R Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.13	$12.23	$11.27	$9.28	$14.14

Income (loss) from investment operations:

Net investment income(1)	0.06		0.13		0.08		0.10		0.15
Net realized and unrealized gain (loss)	0.20		(1.11)		1.09		1.89		(5.01)
Total income (loss) from investment operations	0.26		(0.98)		1.17		1.99		(4.86)
Less dividends from net investment income	(0.09)		(0.12)		(0.21)		—		—
Net asset value, end of period	$11.30		$11.13		$12.23		$11.27		$9.28
Total Return(2)	2.53	%(5)	(8.10)%		10.47%		21.57%		(34.44	)%(5)
Ratios to Average Net Assets(3):
Total expenses	1.95	%(4)(6)	1.82	%(4)	1.75	%(4)	1.94	%(4)	1.62	%(4)(6)
Net investment income	1.17	%(4)(6)	1.04	%(4)	0.72	%(4)	1.05	%(4)	1.96	%(4)(6)
Rebate from Morgan Stanley affiliate	0.02	%(6)	0.01%		0.02%		0.01%		0.01	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$81		$80		$92		$83		$66
Portfolio turnover rate	10	%(5)	33%		15%		36%		31	%(5)

  @@@  The date shares were first issued.

  ^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  Not annualized.

  (6)  Annualized.

See Notes to Financial Statements

Morgan Stanley International Fund

Financial Highlights continued

	FOR THE SIX	FOR THE YEAR ENDED OCTOBER 31,			FOR THE PERIOD MARCH 31, 2008@@@
	MONTHS ENDED				THROUGH
	APRIL 30, 2012	2011	2010^	2009^	OCTOBER 31, 2008^
	(unaudited)
Class W Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.16	$12.27	$11.30	$9.28	$14.14

Income (loss) from investment operations:

Net investment income(1)	0.07		0.15		0.10		0.11		0.16
Net realized and unrealized gain (loss)	0.20		(1.12)		1.09		1.91		(5.02)
Total income (loss) from investment operations	0.27		(0.97)		1.19		2.02		(4.86)
Less dividends from net investment income	(0.11)		(0.14)		(0.22)		—		—
Net asset value, end of period	$11.32		$11.16		$12.27		$11.30		$9.28
Total Return(2)	2.54	%(5)	(8.03)%		10.67%		21.77%		(34.37	)%(5)
Ratios to Average Net Assets(3):
Total expenses	1.80	%(4)(6)	1.67	%(4)	1.60	%(4)	1.79	%(4)	1.47	%(4)(6)
Net investment income	1.32	%(4)(6)	1.19	%(4)	0.87	%(4)	1.20	%(4)	2.11	%(4)(6)
Rebate from Morgan Stanley affiliate	0.02	%(6)	0.01%		0.02%		0.01%		0.01	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$86		$85		$93		$86		$66
Portfolio turnover rate	10	%(5)	33%		15%		36%		31	%(5)

  @@@  The date shares were first issued.

  ^  Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  Not annualized.

  (6)  Annualized.

See Notes to Financial Statements

Morgan Stanley International Fund

U.S. Privacy Policy (unaudited)

An Important Notice Concerning Our U.S. Privacy Policy

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

Morgan Stanley International Fund

U.S. Privacy Policy (unaudited) continued

1. What Personal Information Do We Collect From You?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2. When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

a. Information We Disclose to Affiliated Companies.  We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.  We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

Morgan Stanley International Fund

U.S. Privacy Policy (unaudited) continued

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4. How Can You Limit Our Sharing Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5. How Can You Limit the Use of Certain Personal Information About You by Our Affiliated Companies for Marketing?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

Morgan Stanley International Fund

U.S. Privacy Policy (unaudited) continued

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:
Morgan Stanley Services Company Inc.
c/o Privacy Coordinator
201 Plaza Two, 3rd Floor
Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7. What if an affiliated company becomes a nonaffiliated third party?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies,

Morgan Stanley International Fund

U.S. Privacy Policy (unaudited) continued

your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

Special Notice to Residents of Vermont
The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

Special Notice to Residents of California
The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

(This page has been left blank intentionally.)

(This page has been left blank intentionally.)

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Fund

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
June 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
June 19, 2012

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 19, 2012